DIVIDEND (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Mar. 17, 2022 $ / shares
DIVIDEND
Cash dividend per ordinary share		$ 0.025
Cash dividend | ¥	¥ 0
ADR
DIVIDEND
Cash dividend per ordinary share		$ 0.1